Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
11. Stock-Based Compensation
In July 2019, the Company’s Board of Directors adopted, and the stockholders approved, the Dianthus Therapeutics, Inc. 2019 Stock Plan (the “2019 Plan”). As of December 31, 2022, there were 1,691,208 shares of common stock reserved under the 2019 Plan for issuance to officers, employees, consultants, and directors of the Company. The 2019 Plan is administered by the Compensation Committee of the Company’s Board of Directors.
As of December 31, 2022, the Company had issued 1,273,454 awards from the 2019 Plan and had 417,755 shares available for future grant. Shares that are expired, terminated, surrendered, or canceled under the 2019 Plan without having been fully exercised will be available for future awards.
Stock Options
The exercise price for stock options is determined at the discretion of the Compensation Committee of the Company’s Board of Directors. All stock options granted to any person possessing less than 10% of the total combined consolidated voting power of all classes of stock may not have an exercise price of less than 100% of the fair market value of the common stock on the grant date. All stock options granted to any person possessing more than 10% of the total combined consolidated voting power of all classes of stock may not have an exercise price of less than 110% of the fair market value of the common stock on the grant date. The option term may not be greater than ten years from the date of the grant. Stock options granted to persons possessing more than 10% of the total combined consolidated voting power of all classes of stock may not have an option term of greater than five years from the date of the grant.
The vesting period for equity-based awards is determined at the discretion of the Compensation Committee of the Company’s Board of Directors, which is generally four years. For awards granted to employees and non-employees
with four-year vesting terms, vesting is generally either:

•	25% of the option vests on the first anniversary of the grant date and the remaining stock vest equally each month for three years thereafter, or

•	Equal vesting on a monthly basis, on the last day of the month following the vesting commencement date.
The following table summarizes the assumptions used to determine the grant-date fair value of stock options granted, presented on a weighted average basis:

	Years Ended December 31,
	2022	2021
Risk-free interest rate	3.08%	1.20%
Expected term (in years)	5.9	6.1
Expected volatility	87.28%	87.67%
Expected dividend yield	0%	0%

The following table summarizes stock option activity:

	Number of stock options outstanding	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in thousands)
Balance at January 1, 2021	—	$—		$—
Granted, fair value of $4.31 per share	248,603	5.92

Balance at December 31, 2021	248,603	5.92	9.7	194
Granted, fair value of $6.24 per share	1,031,567	8.44
Forfeited	(6,716)	7.55

Balance at December 31, 2022	1,273,454	$7.95	9.3	$621

Exercisable options at December 31, 2022	181,171	$7.18	9.1	$229
Unvested options at December 31, 2022	1,092,283	$8.08	9.4	$392
The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the common stock for those options that had exercise prices lower than the fair value of the common stock.
The weighted average grant-date fair value per share of stock options granted during the years ended December 31, 2022 and 2021 was $6.24 and $4.31, respectively.
Restricted Stock
In April 2020, the Company executed a restricted stock award agreement with a consultant to purchase 3,052 shares of common stock at an exercise price of $0.14 per share. The restricted stock award vests over a four-year requisite service period, with 25% vesting on the first anniversary of the vesting commencement date and 2.0833% per month thereafter. The agreement contains restrictions on the ability to sell, assign or pledge the shares awarded. The restricted stock agreement contains a right of repurchase whereby, at the election of the Company, the Company may purchase back all unvested stock should the relationship between the recipient and the Company cease. The fair value of the Company’s common stock on the date of the award was $0.14 per share.
The Company did not issue any restricted stock during the years ended December 31, 2022 and 2021. As of December 31, 2022, a total of approximately 2,417 shares of restricted common stock were vested and approximately 635 shares remained unvested. As of December 31, 2022, the unrecognized stock-based compensation expense for the restricted award was immaterial.
Stock Warrants
In April 2021, the Company issued 4,677 warrants for the purchase of common stock at an exercise price of $1.65 per share. The warrants vest over a four-year period on a straight-line basis and have a grant date fair value of $1.16 per warrant.
The weighted average assumptions used to determine the fair value of the warrants were as follows:

Year Ended December 31, 2021
Risk-free interest rate	1.14%
Expected term (in years)	6.1
Expected volatility	82.80%
Expected dividend yield	0%

The Company did not issue any warrants during the year ended December 31, 2022. As of December 31, 2022, the warrants have a weighted average remaining contractual term of 8.3 years and a remaining weighted average vesting period of 7 months.
Stock-based compensation expense
The following table provides a summary of stock-based compensation expense related to stock options, restricted stock, and warrants (in thousands):

	Years Ended December 31,
	2022	2021
Research and development	$416	$19
General and administrative	1,102	44

Total stock-based compensation expense	$1,518	$63

As of December 31, 2022, there was $5.9 million of total unrecognized compensation cost related to stock options granted under the 2019 Plan. The Company expects to recognize that cost over a remaining weighted-average period of 3.2 years.